Condensed Consolidating Financial Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Consolidating Balance Sheet Information

CONSOLIDATING BALANCE SHEET INFORMATION

	September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$—	$—	$8,911,648	$—	$8,911,648
Cash and cash equivalents	1,138,801	—	—	—	1,138,801
Tenant and other receivables, net	475	—	5,629	—	6,104
Intercompany	387,115	—	—	(387,115)	—
Prepaid expenses and other assets	8,890	—	—	—	8,890
Investments in subsidiaries	8,381,136	—	—	(8,381,136)	—
Above market lease, asset	—	—	44,981	—	44,981

	$9,916,417	$—	$8,962,258	$(8,768,251)	$10,110,424

Debt, net	3,940,803	—	—	—	3,940,803
Due to MGM Resorts International and affiliates	—	—	524	—	524
Intercompany	—	—	387,115	(387,115)	—
Accounts payable, accrued expenses, and other liabilities	6,652	—	5,629	—	12,281
Above market lease, liability	—	—	47,291	—	47,291
Accrued interest	27,393	—	—	—	27,393
Distribution payable	101,222	—	—	—	101,222
Deferred revenue	—	—	115,195	—	115,195
Deferred income taxes, net	—	—	25,368	—	25,368

Total liabilities	4,076,070	—	581,122	(387,115)	4,270,077

General partner	—	—	—	—	—
Limited partners	5,840,347	—	8,381,136	(8,381,136)	5,840,347

Total partners’ capital	5,840,347	—	8,381,136	(8,381,136)	5,840,347

Total liabilities and partners’ capital	$9,916,417	$—	$8,962,258	$(8,768,251)	$10,110,424

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$—	$—	$9,079,678	$—	$9,079,678
Cash and cash equivalents	360,492	—	—	—	360,492
Tenant and other receivables, net	2,059	—	7,444	—	9,503
Intercompany	880,823	—	—	(880,823)	—
Prepaid expenses and other assets	9,167	—	1,739	—	10,906
Investments in subsidiaries	8,100,942	—	—	(8,100,942)	—
Above market lease, asset	—	—	46,161	—	46,161

	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

Debt, net	3,621,942	—	—	—	3,621,942
Due to MGM Resorts International and affiliates	—	—	166	—	166
Intercompany	—	—	880,823	(880,823)	—
Accounts payable, accrued expenses, and other liabilities	3,034	—	7,444	—	10,478
Above market lease, liability	—	—	47,957	—	47,957
Accrued interest	26,137	—	—	—	26,137
Distribution payable	94,109	—	—	—	94,109
Deferred revenue	—	—	72,322	—	72,322
Deferred income taxes, net	—	—	25,368	—	25,368

Total liabilities	3,745,222	—	1,034,080	(880,823)	3,898,479

General partner	—	—	—	—	—
Limited partners	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total partners’ capital	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total liabilities and partners’ capital	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$—	$—	$9,079,678	$—	$9,079,678
Cash and cash equivalents	360,492	—	—	—	360,492
Tenant and other receivables, net	2,059	—	7,444	—	9,503
Intercompany	880,823	—	—	(880,823)	—
Prepaid expenses and other assets	9,167	—	1,739	—	10,906
Investments in subsidiaries	8,100,942	—	—	(8,100,942)	—
Above market lease, asset	—	—	46,161	—	46,161

	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

Debt, net	3,621,942	—	—	—	3,621,942
Due to MGM Resorts International and affiliates	—	—	166	—	166
Intercompany	—	—	880,823	(880,823)	—
Accounts payable, accrued expenses, and other liabilities	3,034	—	7,444	—	10,478
Above market lease, liability	—	—	47,957	—	47,957
Accrued interest	26,137	—	—	—	26,137
Distribution payable	94,109	—	—	—	94,109
Deferred revenue	—	—	72,322	—	72,322
Deferred income taxes, net	—	—	25,368	—	25,368

Total liabilities	3,745,222	—	1,034,080	(880,823)	3,898,479

General partner	—	—	—	—	—
Limited partners	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total partners’ capital	5,608,261	—	8,100,942	(8,100,942)	5,608,261

Total liabilities and partners’ capital	$9,353,483	$—	$9,135,022	$(8,981,765)	$9,506,740

Consolidating Statement of Operations and Comprehensive Income Information

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$163,178	$—	$163,178
Tenants reimbursements and other	—	—	19,620	—	19,620

	—	—	182,798	—	182,798

Expenses
Depreciation	—	—	68,662	—	68,662
Property transactions, net	—	—	1,662	—	1,662
Property taxes	—	—	18,983	—	18,983
Amortization of above market lease, net	—	—	172	—	172
Acquisition-related expenses	1,059	—	—	—	1,059
General and administrative	2,882	—	—	—	2,882

	3,941	—	89,479	—	93,420

Operating income (loss)	(3,941)	—	93,319	—	89,378
Equity in earnings of subsidiaries	91,831	—	—	(91,831)	—
Non-operating expense
Interest income	1,480	—	—	—	1,480
Interest expense	(45,544)	—	—	—	(45,544)
Other non-operating	(126)	—	—	—	(126)

	(44,190)	—	—	—	(44,190)

Income (loss) before income taxes	43,700	—	93,319	(91,831)	45,188
Provision for income taxes	—	—	(1,488)	—	(1,488)

Net income (loss)	$43,700	$—	$91,831	$(91,831)	$43,700

Other comprehensive income (loss)
Net income (loss)	43,700	—	91,831	(91,831)	43,700
Unrealized gain on cash flow hedges	1,754	—	—	—	1,754

Comprehensive income (loss)	$45,454	$—	$91,831	$(91,831)	$45,454

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$489,532	$—	$489,532
Tenants reimbursements and other	—	—	61,621	—	61,621

	—	—	551,153	—	551,153

Expenses
Depreciation	—	—	190,573	—	190,573
Property transactions, net	—	—	19,104	—	19,104
Property taxes	—	—	60,112	—	60,112
Amortization of above market lease, net	—	—	515	—	515
Acquisition-related expenses	1,059	—	—	—	1,059
General and administrative	8,223	—	—	—	8,223

	9,282	—	270,304	—	279,586

Operating income (loss)	(9,282)	—	280,849	—	271,567
Equity in earnings of subsidiaries	276,946	—	—	(276,946)	—
Non-operating expense
Interest income	3,039	—	—	—	3,039
Interest expense	(134,998)	—	—	—	(134,998)
Other non-operating	(1,438)	—	—	—	(1,438)

	(133,397)	—	—	—	(133,397)

Income (loss) before income taxes	134,267	—	280,849	(276,946)	138,170
Provision for income taxes	—	—	(3,903)	—	(3,903)

Net income (loss)	$134,267	$—	$276,946	$(276,946)	$134,267

Other comprehensive income (loss)
Net income (loss)	134,267	—	276,946	(276,946)	134,267
Unrealized loss on cash flow hedges	(2,992)	—	—	—	(2,992)

Comprehensive income (loss)	$131,275	$—	$276,946	$(276,946)	$131,275

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$154,809	$—	$154,809
Tenants reimbursements and other	—	—	17,690	—	17,690

	—	—	172,499	—	172,499

Expenses
Depreciation	—	—	54,260	—	54,260
Property transactions, net	—	—	1,442	—	1,442
Property taxes	—	—	17,690	—	17,690
Property insurance	—	—	—	—	—
Amortization of above market lease, net	—	—	114	—	114
Acquisition-related expenses	9,500	—	—	—	9,500
General and administrative	2,701	—	—	—	2,701

	12,201	—	73,506	—	85,707

Operating income (loss)	(12,201)	—	98,993	—	86,792
Equity in earnings of subsidiaries	98,078	—	—	(98,078)	—
Non-operating expense
Interest expense	(42,839)	—	—	—	(42,839)
Other non-operating	(367)	—	—	—	(367)

	(43,206)	—	—	—	(43,206)

Income (loss) before income taxes	42,671	—	98,993	(98,078)	43,586
Provision for income taxes	—	—	(915)	—	(915)

Net income (loss)	$42,671	$—	$98,078	$(98,078)	$42,671

Other comprehensive income (loss)
Net income (loss)	42,671	—	98,078	(98,078)	42,671
Unrealized loss on cash flow hedges	—	—	—	—	—

Comprehensive income (loss)	$42,671	$—	$98,078	$(98,078)	$42,671

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$256,062	$—	$256,062
Tenants reimbursements and other	—	—	27,340	—	27,340

	—	—	283,402	—	283,402

Expenses
Depreciation	—	—	158,860	—	158,860
Property transactions, net	—	—	2,651	—	2,651
Property taxes	—	—	44,231	—	44,231
Property insurance	—	—	2,943	—	2,943
Amortization of above market lease, net	—	—	114	—	114
Acquisition-related expenses	10,099	—	—	—	10,099
General and administrative	6,490	—	—	—	6,490

	16,589	—	208,799	—	225,388

Operating income (loss)	(16,589)	—	74,603	—	58,014
Equity in earnings of subsidiaries	73,688	—	—	(73,688)	—
Non-operating expense
Interest expense	(72,314)	—	—	—	(72,314)
Other non-operating	(439)	—	—	—	(439)

	(72,753)	—	—	—	(72,753)

Income (loss) before income taxes	(15,654)	—	74,603	(73,688)	(14,739)
Provision for income taxes	—	—	(915)	—	(915)

Net income (loss)	$(15,654)	$—	$73,688	$(73,688)	$(15,654)

Other comprehensive income (loss)
Net income (loss)	(15,654)	—	73,688	(73,688)	(15,654)
Unrealized loss on cash flow hedges	—	—	—	—	—

Comprehensive income (loss)	$(15,654)	$—	$73,688	$(73,688)	$(15,654)

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$419,239	$—	$419,239
Tenants reimbursements and other	—	—	48,309	—	48,309

	—	—	467,548	—	467,548

Expenses
Depreciation	—	—	220,667	—	220,667
Property transactions, net	—	—	4,684	—	4,684
Property taxes	—	—	65,120	—	65,120
Property insurance	—	—	2,943	—	2,943
Amortization of above market lease, net	—	—	286	—	286
Acquisition-related expenses	10,178	—	—	—	10,178
General and administrative	9,896	—	—	—	9,896

	20,074	—	293,700	—	313,774

Operating income (loss)	(20,074)	—	173,848	—	153,774
Equity in earnings of subsidiaries	171,584	—	—	(171,584)	—
Non-operating expense
Interest income	774	—	—	—	774
Interest expense	(116,212)	—	—	—	(116,212)
Other non-operating	(726)	—	—	—	(726)

	(116,164)	—	—	—	(116,164)

Income (loss) before income taxes	35,346	—	173,848	(171,584)	37,610
Provision for income taxes	—	—	(2,264)	—	(2,264)

Net income (loss)	$35,346	$—	$171,584	$(171,584)	$35,346

Other comprehensive income (loss)
Net income (loss)	35,346	—	171,584	(171,584)	35,346
Unrealized gain on cash flow hedges	1,879	—	—	—	1,879

Comprehensive income (loss)	$37,225	$—	$171,584	$(171,584)	$37,225

Consolidating Statement of Cash Flows Information

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(129,495)	$—	$493,350	$—	$363,855

Cash flows from investing activities
Net cash used in investing activities	—	—	—	—	—

Cash flows from financing activities
Proceeds from issuance of debt	350,000	—	—	—	350,000
Deferred financing costs	(5,381)	—	—	—	(5,381)
Repayment of bridge facilities	—	—	—	—	—
Repayment of debt principal	(33,500)	—	—	—	(33,500)
Proceeds from purchase of operating partnership units by MGP	387,548	—	—	—	387,548
Distributions paid	(284,213)	—	—	—	(284,213)
Cash received by Parent on behalf of Guarantor Subsidiaries	493,350	—	(493,350)	—	—

Net cash provided by (used in) financing activities	907,804	—	(493,350)	—	414,454

Cash and cash equivalents
Net increase for the period	778,309	—	—	—	778,309
Balance, beginning of period	360,492	—	—	—	360,492

Balance, end of period	$1,138,801	$—	$—	$—	$1,138,801

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(243,412)	$—	$425,833	$—	$182,421

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	(138,987)	—	—	—	(138,987)

Net cash used in investing activities	(138,987)	—	—	—	(138,987)

Cash flows from financing activities
Proceeds from issuance of debt	3,700,000	—	—	—	3,700,000
Deferred financing costs	(76,120)	—	—	—	(76,120)
Repayment of bridge facilities	(4,544,850)	—	—	—	(4,544,850)
Repayment of debt principal	(16,750)	—	—	—	(16,750)
Proceeds from purchase of operating partnership units by MGP	1,132,468	—	—	—	1,132,468
Distributions paid	(56,720)	—	—	—	(56,720)
Cash received by Parent on behalf of Guarantor Subsidiaries	425,833	—	(425,833)	—	—
Net cash transfers from Parent	158,822	—	—	—	158,822

Net cash provided by (used in) financing activities	722,683	—	(425,833)	—	296,850

Cash and cash equivalents
Net increase for the period	340,284	—	—	—	340,284
Balance, beginning of period	—	—	—	—	—

Balance, end of period	$340,284	$—	$—	$—	$340,284

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(99,884)	$—	$397,665	$—	$297,781

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	—	—	(138,987)	—	(138,987)

Net cash used in investing activities	—	—	(138,987)	—	(138,987)

Cash flows from financing activities
Proceeds from issuance of debt	3,700,000	—	—	—	3,700,000
Deferred financing costs	(77,163)	—	—	—	(77,163)
Repayment of bridge facilities	(4,544,850)	—	—	—	(4,544,850)
Repayment of debt principal	(16,750)	—	—	—	(16,750)
Proceeds from purchase of Operating Partnership units by MGP	1,132,468	—	—	—	1,132,468
Distributions paid	(150,829)	—	—	—	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries	417,500	—	(417,500)	—	—
Net cash transfers from Parent	—	—	158,822	—	158,822

Net cash provided by financing activities	460,376	—	(258,678)	—	201,698

Cash and cash equivalents
Net increase for the period	360,492	—	—	—	360,492
Balance, beginning of period	—	—	—	—	—

Balance, end of period	$360,492	$—	$—	$—	$360,492